                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08765
                 ----------------------------------------------

                        Managed High Yield Plus Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                        MANAGED HIGH YIELD PLUS FUND INC.
                        SEMIANNUAL REPORT
                        NOVEMBER 30, 2005

MANAGED HIGH YIELD PLUS FUND INC.

January 15, 2006

DEAR SHAREHOLDER,

                                                  MANAGED HIGH YIELD
We are pleased to present you with the            PLUS FUND INC.
semiannual report for Managed High Yield
Plus Fund Inc. (the "Fund") for the six months    INVESTMENT GOALS:
ended November 30, 2005.                          Primarily, high income;
                                                  secondarily, capital
                                                  appreciation

PERFORMANCE

Over the six-month period, the Fund               PORTFOLIO MANAGER:
returned 3.14% on a net asset value basis         Marianne Rossi
and 0.34% on a market price basis. Over the       UBS Global Asset
same period, the median returns for the           Management (US) Inc.
Fund's peer group, the Lipper High Current
Yield Funds (Leveraged) were 3.44% and            COMMENCEMENT:
0.15% on a net asset value and market price       June 26, 1998
basis, respectively. Finally, the Fund's
benchmark, the Merrill Lynch High Yield           NYSE SYMBOL:
Cash Pay Constrained Index (the "Index")          HYF
returned 2.55% over the semiannual period.
(For more performance information, please         DIVIDEND PAYMENTS:
refer to "Performance at a Glance" on page 5. )   Monthly

The Fund continued to use leverage during the period, which helped performance on an absolute basis. As of November 30, 2005, leverage accounted for 30.8% of the Fund's total assets. While short-term rates rose over the period and increased the Fund's borrowing costs, the leverage still had a positive effect on the Fund's income during the fiscal year, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns within the Fund's peer group.

AN INTERVIEW WITH PORTFOLIO MANAGER MARIANNE ROSSI

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, natural disasters, rising interest rates, and geopolitical events. Despite these issues, the economy proved to be

--------------------------------------------------------------------------------
                                                                               1

MANAGED HIGH YIELD PLUS FUND INC.

   surprisingly resilient. GDP grew at 3.3% in the second quarter, and 4.1% in the third quarter, much stronger than expected in the wake of Hurricanes
   Katrina and Rita and the attendant spike in oil and gas prices.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A. Given the strength of the economy, the Fed continued its tightening campaign, raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--four times over the period, bringing the fed funds rate to 4.00%.
   Throughout this tightening period that started in June 2004, the Fed has made it clear that it expects to continue to raise rates at a "measured"
   pace to keep inflation under control, and toward the end of the period, seemed to become increasingly concerned about inflation. Accordingly, the
   Fed raised rates another 0.25%, bringing the fed funds rate to 4.25% on
   December 13, after the close of the reporting period.

Q. HOW DID HIGH YIELD BONDS PERFORM DURING THE REPORTING PERIOD?

A. The high yield market held its own in the wake of a number of headline-making events, including Hurricanes Katrina and Rita, the historic downgrades of General Motors and Ford to noninvestment-grade status, Delphi
   Automotive's bankruptcy and the collapse of Refco, a prime brokerage provider and derivatives trading company. Balancing those negatives were a number of positives for the corporate credit markets, including strong economic conditions, sound fundamentals, and continued strong earnings results. Default rates also remained low by historical standards.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO?

A. Throughout the reporting period, we maintained overweight positions in
   B-rated securities and were underweight BB-rated bonds relative to the
   Index. ("Overweight" or "underweight" refers to how much of a particular sector or country the Fund holds versus its representative benchmark index.) With the economy appearing to be on solid footing, we anticipated that B-rated securities would perform well, and that positioning did indeed help Fund performance.

Q. WHICH SECTORS DID YOU FIND ATTRACTIVE DURING THE REPORTING PERIOD?

A. We held a large position in chemical sector bonds, as we believed the operating performance for the sector would be positive. We also held large positions in the gaming, printing/publishing and restaurant sectors. We felt gaming would benefit from its solid credit fundamentals and positive industry

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

   dynamics. In the case of printing/publishing and restaurants, we found those two sectors attractive on a relative value basis. All four sectors performed well over the period, and our exposure had a positive impact on returns.

Q. WHICH INVESTMENTS ENHANCED THE FUND'S PERFORMANCE?

A. We did particularly well in the telecommunications sector over the reporting period, including holdings in Dobson Cellular, a rural cell phone provider, and Qwest Communications. Dobson traded up after the announcement of a new deal that would be used to call existing high-coupon debt, as well as a ratings upgrade from Moody's.

   As was the case during the last reporting period, the Fund also saw gains in the chemicals and publishing sectors. In addition, the
   food/beverage/tobacco and technology sectors boosted Fund performance.
   Finally, Levi Strauss performed nicely, largely carrying the Fund's textile and apparel holdings.

Q. WHICH INVESTMENTS DID NOT MEET YOUR EXPECTATIONS?

A. The Fund's biggest single drag on performance was Calpine Corporation, a power generation firm. While Calpine performed relatively well during the early summer months, it stumbled in the fall after key legal rulings pushed the company closer to bankruptcy. Calpine then filed for bankruptcy shortly after the reporting period closed. We also had trouble with our holdings in the containers sector, including losses from Constar International, Pliant
   Corporation, and Anchor Glass, a glass bottle producer tied to beer consumption.

Q. DURING THE REPORTING PERIOD, THE FUND CHANGED ITS BENCHMARK INDEX. WHAT WAS
   THE REASONING FOR THAT CHANGE?

A. Effective June 1, the Board approved changing the internal benchmark used as a reference for gauging relative performance from the Citigroup High
   Yield Market Index to the Merrill Lynch High Yield Cash Pay Constrained
   Index. This move was made in response to the GM downgrade and an expected downgrade in Ford's credit later in the year. Because these two companies are so large, they now constitute 10%--15% of many high yield indices. We seek to control risk through diversification and liquidity, and tend not to invest more than 2.5% of the Fund's assets in any single issuer. By moving to a benchmark index that caps issues at 2% and proportionally rebalances all issuers accordingly, we have a more accurate yardstick against which to gauge our performance that aligns more closely with the investment philosophy we've applied all along.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE HIGH YIELD MARKET?

A. The fundamentals for the US high yield market appear to remain intact, with default rates remaining well below long-term averages. In the short- to

--------------------------------------------------------------------------------
                                                                               3

MANAGED HIGH YIELD PLUS FUND INC.

   intermediate-term, we do not see any catalyst that would cause spreads to widen dramatically. However, we are becoming increasingly concerned about the poor quality of the new issue calendar, which could impact default rates within two to three years. We continue our efforts to upgrade the quality of the portfolio and have avoided many of these new deals. We intend to continue to use market opportunities to add to names that we believe present good relative value.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

[GRAPHIC OMITTED]

W. Douglas Beck, CFA
President
Managed High Yield Plus Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

[GRAPHIC OMITTED]

Marianne Rossi, CFA
Portfolio Manager
Managed High Yield Plus Fund Inc.
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2005. The views and opinions in the letter were current as of January 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice.
Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time.
As a result, the views expressed should not be relied upon as a forecast of the
Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing.
   Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at
   www.ubs.com/globalam-us.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 11/30/05

                                                                                    SINCE
                                                6 MONTHS     1 YEAR     5 YEARS   INCEPTION*
-------------------------------------------------------------------------------------------

NET ASSET VALUE RETURNS
-------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.                 3.14%      0.39%     5.67%      -1.93%
-------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  median                                          3.44       3.09      9.99        2.95
-------------------------------------------------------------------------------------------
Merrill Lynch High Yield Cash Pay Constrained
  Index                                           2.55       3.38      9.27        5.39
-------------------------------------------------------------------------------------------
MARKET PRICE RETURNS
-------------------------------------------------------------------------------------------
Managed High Yield Plus Fund Inc.                 0.34%    -11.48%    8.36%       -2.15%
-------------------------------------------------------------------------------------------
Lipper High Current Yield Funds (Leveraged)
  median                                          0.15      -0.26     9.44         1.61
-------------------------------------------------------------------------------------------

*  Since inception returns for the Fund are calculated from the date of the
   Fund's inception on June 26, 1998. Inception returns for the Lipper High
   Current Yield Funds (Leveraged) median and Merrill Lynch High Yield Cash Pay
   Constrained Index are calculated from the month-end closest to the Fund's inception: June 30, 1998.

   Past performance is no guarantee of future results. The return and value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. NAV returns assume, for illustration only, that dividends were reinvested at the net asset value on the payable dates. NAV and market price returns for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

   Lipper peer group data calculated by Lipper Inc.; used with permission. The
   Lipper median is the return of the fund that places in the middle of the peer group.

   SHARE PRICE, DIVIDEND AND YIELDS AS OF 11/30/05

                                               11/30/05
   ----------------------------------------------------
   Market Price                                $4.83
   ----------------------------------------------------
   Net Asset Value                             $4.74
   ----------------------------------------------------
   12-Month Dividend (period ended 11/30/05)   $0.6025
   ----------------------------------------------------
   November 2005 Dividend                      $0.0475
   ----------------------------------------------------
   Market Yield*                                11.80%
   ----------------------------------------------------
   NAV Yield*                                   12.03%
   ----------------------------------------------------

*  Market yield is calculated by multiplying the November dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the November dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

--------------------------------------------------------------------------------
                                                                               5

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS      11/30/05           05/31/05           11/30/04
-------------------------------------------------------------------
Net Assets (mm)       $285.3             $292.0             $228.8
-------------------------------------------------------------------
Weighted Average
  Maturity           5.6 yrs.           5.9 yrs.           6.2 yrs.
-------------------------------------------------------------------
Leverage**             30.8%              32.3%              29.0%
-------------------------------------------------------------------

PORTFOLIO
COMPOSITION*         11/30/05       05/31/05       11/30/04
-----------------------------------------------------------
Corporate Bonds         99.1%          99.7%         96.9%
-----------------------------------------------------------
Warrants                 0.1            0.1           0.2
-----------------------------------------------------------
Stocks (common and
  preferred)             0.0+           0.0+          2.0
-----------------------------------------------------------
Cash Equivalents         0.8            0.2           0.9
-----------------------------------------------------------
TOTAL                  100.0%         100.0%        100.0%
-----------------------------------------------------------

CREDIT QUALITY*     11/30/05       05/31/05       11/30/04
-----------------------------------------------------------
BB & Higher             2.9%           3.5%          3.1%
-----------------------------------------------------------
B                      69.8           65.1          64.7
-----------------------------------------------------------
CCC & Lower            25.7           29.8          26.9
-----------------------------------------------------------
Not Rated               0.7            1.3           2.2
-----------------------------------------------------------
Equity/Preferred        0.1            0.1           2.2
-----------------------------------------------------------
Cash Equivalents        0.8            0.2           0.9
-----------------------------------------------------------
TOTAL                 100.0%         100.0%        100.0%
-----------------------------------------------------------

TOP 5 HOLDINGS***     11/30/05                          05/31/05                      11/30/04
----------------------------------------------------------------------------------------------

Levi Strauss             2.4%   Qwest Services             2.3%   Rhodia                 2.4%
----------------------------------------------------------------------------------------------
Mediacom Broadband       2.3    Levi Strauss               2.3    Qwest Services         2.3
----------------------------------------------------------------------------------------------
                                                                  Collins & Aikman
American Cellular        2.3    Mediacom Broadband         2.3     Products              2.0
----------------------------------------------------------------------------------------------
                                Crown European
Rhodia                   2.3     Holdings                  2.0    Alamosa Holdings       1.7
----------------------------------------------------------------------------------------------
Dynegy Holdings          2.2    Jacobs Entertainment       1.9    Terra Capital          1.7
----------------------------------------------------------------------------------------------
TOTAL                   11.5%                             10.8%                         10.1%
----------------------------------------------------------------------------------------------

TOP FIVE SECTORS***    11/30/05                      05/31/05                      11/30/04
-------------------------------------------------------------------------------------------
Chemicals                 12.3%  Chemicals              11.3%  Chemicals             13.4%
-------------------------------------------------------------------------------------------
Gaming                    10.7   Gaming                  9.4   Telecom-Wireless      12.5
-------------------------------------------------------------------------------------------
Health Services            8.4   Telecom-Wireless        9.3   Gaming                11.5
-------------------------------------------------------------------------------------------
Telecom-Wireless           7.5   Packaging               8.9   Packaging             10.2
-------------------------------------------------------------------------------------------
Building Materials         6.9   Health Services         7.8   Cable                  6.3
-------------------------------------------------------------------------------------------
TOTAL                     45.8%                         46.7%                        53.9%
-------------------------------------------------------------------------------------------

*     Weightings represent percentages of portfolio assets as of the dates indicated. Credit quality ratings shown are designated by Standard &
      Poor's Ratings Group, an independent rating agency.

**    As a percentage of total assets.

***   Weightings represent percentages of net assets as of the dates indicated.
      The Fund's portfolio is actively managed and its composition will vary over time.

+     Weighting represents less than 0.05% of portfolio assets as of the date indicated.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                        MATURITY    INTEREST
 (000)                                                                          DATES       RATES        VALUE
-------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 140.26%
-------------------------------------------------------------------------------------------------------------------
AGRICULTURE -- 1.10%
$  3,000                         Southern States Cooperative, Inc.*+          11/01/10     10.500%     $3,150,000
-------------------------------------------------------------------------------------------------------------------
AIRLINE -- 1.02%
    3,000                        American Airlines, Inc.*                     04/01/11       8.608       2,910,146
-------------------------------------------------------------------------------------------------------------------
APPAREL/TEXTILES -- 2.86%
    6,150                        Levi Strauss & Co.*                          12/15/12      12.250       6,872,625
-------------------------------------------------------------------------------------------------------------------
    1,250                        Perry Ellis International, Inc., Series B*   03/15/09       9.500       1,287,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,160,125
-------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT -- 5.37%
    2,350                        Advanced Accessory Systems LLC*              06/15/11      10.750       1,997,500
-------------------------------------------------------------------------------------------------------------------
    1,000                        Autocam Corp.*                               06/15/14      10.875         650,000
-------------------------------------------------------------------------------------------------------------------
    5,000                        Cooper Standard Automotive, Inc.*+           12/15/14       8.375       3,750,000
-------------------------------------------------------------------------------------------------------------------
    2,500                        Delco Remy International, Inc.*              04/15/12       9.375         937,500
-------------------------------------------------------------------------------------------------------------------
    2,950                        Dura Operating Corp., Series D*              05/01/09       9.000       1,784,750
-------------------------------------------------------------------------------------------------------------------
    3,000                        HLI Operating Co., Inc.*                     06/15/10      10.500       2,340,000
-------------------------------------------------------------------------------------------------------------------
    4,000                        Stanadyne Corp.*                             08/15/14      10.000       3,855,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        15,314,750
-------------------------------------------------------------------------------------------------------------------
BEVERAGE -- 1.62%
    4,500                        Le-Natures, Inc.*+                           06/15/13      10.000       4,635,000
-------------------------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 1.24%
    2,000                        Stanley Martin-Community LLC*+               08/15/15       9.750       1,860,000
-------------------------------------------------------------------------------------------------------------------
    2,000                        Technical Olympic USA, Inc.*                 01/15/15       7.500       1,670,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,530,000
-------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS -- 6.89%
    2,000                        Coleman Cable, Inc.+                         10/01/12       9.875       1,700,000
-------------------------------------------------------------------------------------------------------------------
    2,000                        Collins & Aikman Floorcovering, Series B*    02/15/10       9.750       1,840,000
-------------------------------------------------------------------------------------------------------------------
    3,000                        Compression Polymers Holding Corp.*+         07/01/13      10.500       2,820,000
-------------------------------------------------------------------------------------------------------------------
    3,750                        FastenTech, Inc.*                            05/01/11      11.500       3,712,500
-------------------------------------------------------------------------------------------------------------------
    4,075                        Interface, Inc.*                             02/01/10      10.375       4,380,625
-------------------------------------------------------------------------------------------------------------------
    4,325                        Maax Corp.*                                  06/15/12       9.750       3,460,000
-------------------------------------------------------------------------------------------------------------------
    2,000                        Propex Fabrics, Inc.*                        12/01/12      10.000       1,737,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                        19,650,625
-------------------------------------------------------------------------------------------------------------------
CHEMICALS -- 12.28%
    3,000                        Equistar Chemicals LP*                       09/01/08      10.125       3,258,750
-------------------------------------------------------------------------------------------------------------------
    1,643                        Huntsman International LLC*                  07/01/09      10.125       1,692,290
-------------------------------------------------------------------------------------------------------------------
    1,000                        IMC Global, Inc.*                            08/01/13      10.875       1,155,000
-------------------------------------------------------------------------------------------------------------------
    2,000                        IMC Global, Inc., Series B*                  06/01/11      11.250       2,170,000
-------------------------------------------------------------------------------------------------------------------
    1,000                        Millennium America, Inc.*                    06/15/08       9.250       1,080,000
-------------------------------------------------------------------------------------------------------------------
    4,550                        Omnova Solutions, Inc.*                      06/01/10      11.250       4,800,250
-------------------------------------------------------------------------------------------------------------------
    4,785                        Resolution Performance Products LLC*         11/15/10      13.500       5,054,156
-------------------------------------------------------------------------------------------------------------------
    5,900                        Rhodia SA*                                   06/01/10      10.250       6,475,250
-------------------------------------------------------------------------------------------------------------------
    3,280                        Rockwood Specialties Group, Inc.*            05/15/11      10.625       3,550,600
-------------------------------------------------------------------------------------------------------------------
    3,735                        Terra Capital, Inc.*                         10/15/08      12.875       4,351,275
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                   MATURITY    INTEREST
  (000)                                                                     DATES       RATES        VALUE
---------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------
CHEMICALS -- (CONCLUDED)
$1,300                             Terra Capital, Inc.*                   06/01/10      11.500%     $1,449,500
---------------------------------------------------------------------------------------------------------------
                                                                                                    35,037,071
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE -- 1.57%
    2,000                          Activant Solutions, Inc.*+             04/01/10      10.054++     2,050,000
---------------------------------------------------------------------------------------------------------------
    2,250                          Activant Solutions, Inc.*              06/15/11       10.500      2,441,250
---------------------------------------------------------------------------------------------------------------
                                                                                                     4,491,250
---------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.50%
    3,350                          Amscan Holdings, Inc.*                 05/01/14        8.750      2,529,250
---------------------------------------------------------------------------------------------------------------
    2,500                          Da-Lite Screen Co., Inc.*              05/15/11        9.500      2,625,000
---------------------------------------------------------------------------------------------------------------
    3,477                          Jafra Cosmetics International, Inc.*   05/15/11       10.750      3,798,622
---------------------------------------------------------------------------------------------------------------
    4,060                          Prestige Brands, Inc.*                 04/15/12        9.250      3,999,100
---------------------------------------------------------------------------------------------------------------
    3,000                          Revlon Consumer Products*+             04/01/11        9.500      2,730,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    15,681,972
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL GOODS -- 1.03%
    3,000                          Invensys PLC*+                         03/15/11        9.875      2,940,000
---------------------------------------------------------------------------------------------------------------
ELECTRIC -- GENERATION -- 5.45%
    5,500                          Dynegy Holdings, Inc.*+                07/15/13       10.125      6,160,000
---------------------------------------------------------------------------------------------------------------
    5,250                          Mission Energy Holding Co.*            07/15/08       13.500      6,103,125
---------------------------------------------------------------------------------------------------------------
    3,250                          Reliant Energy, Inc.*                  07/15/10        9.250      3,302,812
---------------------------------------------------------------------------------------------------------------
                                                                                                    15,565,937
---------------------------------------------------------------------------------------------------------------
ELECTRIC -- INTEGRATED -- 1.08%
    2,890                          CMS Energy Corp.*                      10/15/07        9.875      3,085,075
---------------------------------------------------------------------------------------------------------------
ELECTRONICS -- 3.12%
    4,500                          Amkor Technology, Inc.*                02/15/08        9.250      4,342,500
---------------------------------------------------------------------------------------------------------------
    2,000                          Sanmina-SCI Corp.*                     01/15/10       10.375      2,185,000
---------------------------------------------------------------------------------------------------------------
    2,250                          Telex Communications, Inc.*            10/15/08       11.500      2,385,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     8,912,500
---------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 3.56%
    1,500                          Ameriqual Group LLC*+                  04/01/12        9.000      1,552,500
---------------------------------------------------------------------------------------------------------------
    2,750                          Jean Coutu Group PLC*                  08/01/14        8.500      2,550,625
---------------------------------------------------------------------------------------------------------------
    2,000                          Pathmark Stores, Inc.*                 02/01/12        8.750      1,900,000
---------------------------------------------------------------------------------------------------------------
    4,000                          Rite Aid Corp.*                        02/15/11        9.500      4,140,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    10,143,125
---------------------------------------------------------------------------------------------------------------
FOOD -- WHOLESALE -- 3.45%
    2,000                          Land O' Lakes, Inc.*                   11/15/11        8.750      2,110,000
---------------------------------------------------------------------------------------------------------------
    1,050                          Merisant Co.+                          07/15/13        9.500        682,500
---------------------------------------------------------------------------------------------------------------
    2,225                          Pinnacle Foods Holding*                12/01/13        8.250      2,147,125
---------------------------------------------------------------------------------------------------------------
    4,750                          Wornick Co.*                           07/15/11       10.875      4,898,438
---------------------------------------------------------------------------------------------------------------
                                                                                                     9,838,063
---------------------------------------------------------------------------------------------------------------
FORESTRY/PAPER -- 3.36%
      942                          Buckeye Technologies, Inc.*            09/15/08        9.250        942,000
---------------------------------------------------------------------------------------------------------------
    4,500                          Cellu Tissue Holdings, Inc.*           03/15/10        9.750      4,421,250
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                MATURITY     INTEREST
  (000)                                                                                  DATES        RATES         VALUE
----------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
  RESTRY/PAPER -- (CONCLUDED)
   $2,083                                       Millar Western Forest                       11/15/13        7.750%     $1,593,495
----------------------------------------------------------------------------------------------------------------------------------
    4,000                                       Tembec Industries, Inc.*                    06/30/09         8.625      2,640,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,596,745
----------------------------------------------------------------------------------------------------------------------------------
GAMING -- 10.69%

    1,750                                       Ameristar Casinos, Inc.*                    02/15/09        10.750      1,859,375
----------------------------------------------------------------------------------------------------------------------------------
    4,250                                       Circus & Eldorado Joint Venture*            03/01/12        10.125      4,494,375
----------------------------------------------------------------------------------------------------------------------------------
    4,400                                       Inn Of The Mountain Gods Resort & Casino*   11/15/10        12.000      4,576,000
----------------------------------------------------------------------------------------------------------------------------------
    5,250                                       Jacobs Entertainment, Inc.*                 02/01/09        11.875      5,584,688
----------------------------------------------------------------------------------------------------------------------------------
    3,345                                       Majestic Star Casino LLC                    10/15/10         9.500      3,282,281
----------------------------------------------------------------------------------------------------------------------------------
    2,025                                       MTR Gaming Group, Inc., Series B*           04/01/10         9.750      2,126,250
----------------------------------------------------------------------------------------------------------------------------------
    2,750                                       River Rock Entertainment Authority*         11/01/11         9.750      2,963,125
----------------------------------------------------------------------------------------------------------------------------------
    5,350                                       Wheeling Island Gaming, Inc.*               12/15/09        10.125      5,604,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       30,490,219
----------------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES -- 8.39%

    3,000                                       American Holding Co./Emcare Holding Co.*+   02/15/15        10.000      3,165,000
----------------------------------------------------------------------------------------------------------------------------------
    4,500                                       Ameripath, Inc.*                            04/01/13        10.500      4,702,500
----------------------------------------------------------------------------------------------------------------------------------
    2,250                                       National Mentor, Inc.*+                     12/01/12         9.625      2,317,500
----------------------------------------------------------------------------------------------------------------------------------
    4,500                                       Radiologix, Inc., Series B*                 12/15/08        10.500      4,500,000
----------------------------------------------------------------------------------------------------------------------------------
    2,000                                       Tenet Healthcare Corp.*+                    02/01/15         9.250      1,960,000
----------------------------------------------------------------------------------------------------------------------------------
    3,750                                       Universal Hospital Services, Inc.*          11/01/11        10.125      3,843,750
----------------------------------------------------------------------------------------------------------------------------------
    3,500                                       US Oncology Holdings, Inc.+                 03/15/15        9.264++     3,456,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       23,945,000
----------------------------------------------------------------------------------------------------------------------------------
HOTELS -- 0.88%

    2,250                                       MeriStar Hospitality Corp.*                 01/15/11         9.125      2,497,500
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS & MISC. FINANCIAL SERVICES -- 1.43%

    4,150                                       Rafaella Apparel Group*+                    06/15/11        11.250      4,067,000
----------------------------------------------------------------------------------------------------------------------------------
LEISURE -- 0.18%

      500                                       Equinox Holdings, Inc.*                     12/15/09         9.000        513,750
----------------------------------------------------------------------------------------------------------------------------------
MEDIA -- BROADCAST -- 4.14%

    2,250                                       Granite Broadcasting Corp.*                 12/01/10         9.750      2,092,500
----------------------------------------------------------------------------------------------------------------------------------
    3,000                                       Paxson Communications Corp.*                07/15/08        10.750      3,067,500
----------------------------------------------------------------------------------------------------------------------------------
    3,550                                       Sirius Satellite Radio*+                    08/01/13         9.625      3,470,125
----------------------------------------------------------------------------------------------------------------------------------
      851                                       XM Satellite Radio, Inc.*                   06/15/10        12.000        957,375
----------------------------------------------------------------------------------------------------------------------------------
    2,358                                       Young Broadcasting, Inc.*                   03/01/11        10.000      2,216,520
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,804,020
----------------------------------------------------------------------------------------------------------------------------------
MEDIA -- CABLE -- 5.30%

    3,000                                       CCH I Holdings LLC +                        05/15/14        10.000      1,845,000
----------------------------------------------------------------------------------------------------------------------------------
    5,295                                       Insight Midwest LP/Insight Capital, Inc.    11/01/10        10.500      5,566,369
----------------------------------------------------------------------------------------------------------------------------------
    6,150                                       Mediacom Broadband LLC*                     07/15/13        11.000      6,611,250
----------------------------------------------------------------------------------------------------------------------------------
    1,000                                       Rainbow National Services LLC*+             09/01/14        10.375      1,090,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,112,619
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               9

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                        MATURITY    INTEREST
 (000)                                                                           DATES      RATES        VALUE
-------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED -- 0.83%
  $2,250                                Block Communications, Inc.*            04/15/09       9.250%    $2,370,938
-------------------------------------------------------------------------------------------------------------------
MEDIA -- SERVICES -- 2.11%
    3,750                               Advanstar Communications, Inc.*        08/15/10      10.750      4,134,375
-------------------------------------------------------------------------------------------------------------------
    2,000                               Affinion Group, Inc. +                 10/15/13      10.125      1,895,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,029,375
-------------------------------------------------------------------------------------------------------------------
METALS/MINING EXCLUDING STEEL -- 3.23%
    3,000                               American Rock Salt Co. LLC*            03/15/14       9.500      3,030,000
-------------------------------------------------------------------------------------------------------------------
    2,300                               Better Minerals & Aggregates Co.#(c)   09/15/09      13.000      1,840,000
-------------------------------------------------------------------------------------------------------------------
    5,000                               Wolverine Tube, Inc.*                  04/01/09      10.500      4,350,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,220,000
-------------------------------------------------------------------------------------------------------------------
NON-FOOD & DRUG RETAILERS -- 4.60%
    3,500                               Brookstone Co., Inc. +                 10/15/12      12.000      3,360,000
-------------------------------------------------------------------------------------------------------------------
    4,400                               Gregg Appliances, Inc.+                02/01/13       9.000      3,982,000
-------------------------------------------------------------------------------------------------------------------
    1,250                               Mothers Work, Inc.*                    08/01/10      11.250      1,181,250
-------------------------------------------------------------------------------------------------------------------
    1,400                               National Wine & Spirits, Inc.*         01/15/09      10.125      1,414,000
-------------------------------------------------------------------------------------------------------------------
    2,935                               PETCO Animal Supplies, Inc.*           11/01/11      10.750      3,177,137
-------------------------------------------------------------------------------------------------------------------
                                                                                                        13,114,387
-------------------------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES -- 3.65%
    5,000                               Bluewater Finance Ltd.*                02/15/12      10.250      5,337,500
-------------------------------------------------------------------------------------------------------------------
      523                               Parker Drilling Co., Series B*         11/15/09      10.125        543,266
-------------------------------------------------------------------------------------------------------------------
    4,000                               Petroleum Geo-Services ASA             11/05/10      10.000      4,530,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        10,410,766
-------------------------------------------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.41%
    3,605                               Giant Industries, Inc.*                05/15/12      11.000      4,010,563
-------------------------------------------------------------------------------------------------------------------
PACKAGING -- 3.79%
    4,000                               Berry Plastics Corp.*                  07/15/12      10.750      4,200,000
-------------------------------------------------------------------------------------------------------------------
    3,000                               Graham Packaging Co.*+                 10/15/14       9.875      2,902,500
-------------------------------------------------------------------------------------------------------------------
    3,750                               Port Townsend Paper Corp.*+            04/15/11      12.000      2,531,250
-------------------------------------------------------------------------------------------------------------------
    2,000                               Tekni-Plex, Inc., Series B*            06/15/10      12.750      1,170,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        10,803,750
-------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 6.50%
    2,250                               American Color Graphics, Inc.*         06/15/10      10.000      1,518,750
-------------------------------------------------------------------------------------------------------------------
    3,500                               American Media Operation, Series B*    05/01/09      10.250      3,220,000
-------------------------------------------------------------------------------------------------------------------
      975                               Hollinger, Inc.*+                      03/01/11      12.875      1,028,625
-------------------------------------------------------------------------------------------------------------------
    4,000                               Houghton Mifflin Co.*                  02/01/13       9.875      4,250,000
-------------------------------------------------------------------------------------------------------------------
    6,000                               Premier Graphics, Inc. #(b)(c)         12/01/05      11.500              0
-------------------------------------------------------------------------------------------------------------------
    4,250                               Sheridan Acquisition Corp.*            08/15/11      10.250      4,420,000
-------------------------------------------------------------------------------------------------------------------
    3,250                               Vertis, Inc.*+                         12/07/09      13.500      2,535,000
-------------------------------------------------------------------------------------------------------------------
    1,625                               Vertis, Inc., Series B*                06/15/09      10.875      1,580,312
-------------------------------------------------------------------------------------------------------------------
                                                                                                        18,552,687
-------------------------------------------------------------------------------------------------------------------
RESTAURANTS -- 6.57%
    4,100                               Buffets, Inc.*                         07/15/10      11.25       4,161,500
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                              MATURITY    INTEREST
  (000)                                                                                DATES      RATES         VALUE
-------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------
RESTAURANTS -- (CONCLUDED)
   $2,000                                   Friendly Ice Cream Corp.*                06/15/12       8.375%    $1,800,000
-------------------------------------------------------------------------------------------------------------------------
    3,000                                  Restaurant Co. +                         10/01/13      10.000       2,760,000
-------------------------------------------------------------------------------------------------------------------------
    4,160                                  Sbarro, Inc.*                            09/15/09      11.000       4,118,400
-------------------------------------------------------------------------------------------------------------------------
    2,000                                  UNO Restaurants Holdings Corp.*+         02/15/11      10.000       1,750,000
-------------------------------------------------------------------------------------------------------------------------
    4,500                                  VICORP Restaurants, Inc.*                04/15/11      10.500       4,162,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,752,400
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE/SERVICES -- 1.83%
    2,000                                  SS&C Technologies, Inc. +                12/01/13      11.750       2,025,000
-------------------------------------------------------------------------------------------------------------------------
    3,500                                  Unisys Corp.                             10/15/15       8.500       3,185,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,210,000
-------------------------------------------------------------------------------------------------------------------------
STEEL PRODUCERS/PRODUCTS -- 0.61%
    1,750                                  Edgen Acquisition Corp.*+                02/01/11       9.875       1,750,000
-------------------------------------------------------------------------------------------------------------------------
SUPPORT -- SERVICES -- 3.69%
    2,750                                  Ahern Rentals, Inc.* +                   08/15/13       9.250       2,853,125
-------------------------------------------------------------------------------------------------------------------------
    3,000                                  Brickman Group Ltd., Series B*           12/15/09      11.750       3,315,000
-------------------------------------------------------------------------------------------------------------------------
    3,500                                  HydroChem Industrial Services, Inc.*+    02/15/13       9.250       3,360,000
-------------------------------------------------------------------------------------------------------------------------
    1,000                                  Monitronics International, Inc.*         09/01/10      11.750         986,250
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,514,375
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.04%
    2,000                                  World Access, Inc. #(b)                  01/15/08      13.250         100,000
-------------------------------------------------------------------------------------------------------------------------
TELECOM -- FIXED LINE -- 0.98%
    3,000                                  Level 3 Communications, Inc.*            03/15/08      11.000       2,790,000
-------------------------------------------------------------------------------------------------------------------------
TELECOM -- INTEGRATED/SERVICES -- 1.09%
    3,000                                  Wind Acquisition Finance SA +            12/01/15      10.750       3,120,000
-------------------------------------------------------------------------------------------------------------------------
TELECOM -- WIRELESS -- 7.45%
    3,608                                  Alamosa Delaware, Inc.*                  07/31/10      11.000       4,095,080
-------------------------------------------------------------------------------------------------------------------------
    6,000                                  American Cellular Corp., Series B*       08/01/11      10.000       6,495,000
-------------------------------------------------------------------------------------------------------------------------
    1,168                                  Centennial Cellular Operating Co. LLC*   12/15/08      10.750       1,191,360
-------------------------------------------------------------------------------------------------------------------------
    3,000                                  Centennial Communications Corp.*         06/15/13      10.125       3,345,000
-------------------------------------------------------------------------------------------------------------------------
    2,000                                  Horizon PCS, Inc.*+                      07/15/12      11.375       2,305,000
-------------------------------------------------------------------------------------------------------------------------
    2,450                                  Triton PCS, Inc.*                        02/01/11       9.375       1,837,500
-------------------------------------------------------------------------------------------------------------------------
    1,750                                  US Unwired, Inc., Series B*              06/15/12      10.000       1,981,875
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,250,815
-------------------------------------------------------------------------------------------------------------------------
THEATERS & ENTERTAINMENT -- 0.37%
    1,000                                  Imax Corp.*                              12/01/10       9.625       1,050,000
-------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost--$420,228,058)                                                                   400,122,548
-------------------------------------------------------------------------------------------------------------------------

NUMBER OF
  SHARES
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (a) -- 0.01%
------------------------------------------------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.00%
    1,253                         Orion Refining Corp. #(c)                                                           0
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              11

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------

COMMON STOCKS -- (CONCLUDED)
----------------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.00%
      129                              American Restaurant Group, Inc. #(c)                             $0
----------------------------------------------------------------------------------------------------------
SUPPORT -- SERVICES -- 0.00%
    5,456                              NCI Holdings, Inc. #(c)                                           0
----------------------------------------------------------------------------------------------------------
TELECOM -- WIRELESS -- 0.01%
      636                              American Tower Corp., Class A                                17,356
----------------------------------------------------------------------------------------------------------
Total Common Stocks (cost--$2,716,866)                                                              17,356
----------------------------------------------------------------------------------------------------------
PREFERRED STOCK (a) -- 0.00%
----------------------------------------------------------------------------------------------------------
MEDIA -- BROADCAST -- 0.00%
   20,000                              Adelphia Communications Corp., Series B (cost--$2,042,500)    5,000
----------------------------------------------------------------------------------------------------------

NUMBER OF
 WARRANTS
------------------------------------------------------------------------------------------------------------------

WARRANTS (a) -- 0.21%
------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS -- 0.00%
    2,500                               Dayton Superior Corp., strike @ $0.01, expires 06/15/09 #(c)(1)          0
------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE -- 0.00%
    3,000                               Knology Holdings, Inc., strike @ $0.10, expires 10/22/07 #(c)(1)         0
------------------------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES -- 0.21%
    4,500                               Key Energy Services, Inc., strike @ $4.88, expires 01/15/09*       605,813
------------------------------------------------------------------------------------------------------------------
TELECOM -- INTEGRATED/SERVICES -- 0.00%
    4,950                               Pathnet, Inc., strike @ $0.01, expires 04/15/08 #(c)                     0
------------------------------------------------------------------------------------------------------------------
Total Warrants (cost--$51,560)                                                                             605,813
------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               MATURITY    INTEREST
  (000)                                                                                  DATE        RATE
------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.10%
------------------------------------------------------------------------------------------------------------------------------
$3,129                          Repurchase Agreement dated 11/30/05 with
                                 State Street Bank & Trust Co., collateralized by
                                 $3,164,693 U.S. Treasury Notes, 4.375% due
                                 08/15/12; (value--$3,191,600); proceeds:
                                 $3,129,310 (cost--$3,129,000)                            12/01/05   3.570%          3,129,000
------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$428,167,984)--141.58%                                                                    403,879,717
------------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(41.58)%                                                                   (118,619,459)
------------------------------------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                                            $   285,260,258
------------------------------------------------------------------------------------------------------------------------------

*     Entire or partial amount pledged as collateral for bank loan.
#     Illiquid securities representing 0.68% of net assets.
+     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 32.80% of net assets as of
      November 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++    Floating rate securities. The interest rates shown are the current rates as of November 30, 2005.
(a)   Non-income producing securities.
(b)   Bond interest in default.
(c)   Security is being fair valued by a valuation committee under the direction of the Board of Directors.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of
      November 30, 2005, are considered illiquid and restricted. (See table below for more information.)

                                                      ACQUISITION COST            MARKET VALUE
                                                            AS A                      AS A
                          ACQUISITION   ACQUISITION     PERCENTAGE OF    MARKET   PERCENTAGE OF
RESTRICTED SECURITIES       DATE(S)         COST         NET ASSETS       VALUE    NET ASSETS
-----------------------------------------------------------------------------------------------

Dayton Superior Corp.,
  warrants, expiring
  06/15/09                 06/09/00      $46,550            0.02%           $0        0.00%
-----------------------------------------------------------------------------------------------
Knology Holdings, Inc.,
  warrants, expiring       06/08/98,
  10/22/07                 04/26/00        5,000            0.00             0        0.00
-----------------------------------------------------------------------------------------------
                                         $51,550            0.02%           $0        0.00%
-----------------------------------------------------------------------------------------------

ISSUER BREAKDOWN BY COUNTRY
                               PERCENTAGE OF PORTFOLIO ASSETS
-------------------------------------------------------------

United States                                           91.4%
-------------------------------------------------------------
Canada                                                   3.1
-------------------------------------------------------------
France                                                   1.6
-------------------------------------------------------------
Cayman Islands                                           1.3
-------------------------------------------------------------
Norway                                                   1.1
-------------------------------------------------------------
Luxembourg                                               0.8
-------------------------------------------------------------
United Kingdom                                           0.7
-------------------------------------------------------------
Total                                                  100.0%
-------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              13

MANAGED HIGH YIELD PLUS FUND INC.
STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005
(UNAUDITED)

ASSETS:
Investments in securities, at value (cost--$428,167,984)              $403,879,717
Cash                                                                           175
Receivable for investments sold                                          1,134,849
Receivable for interest                                                 11,725,703
Other assets                                                                10,274
Total assets                                                           416,750,718
----------------------------------------------------------------------------------
LIABILITIES:
Payable for bank loan                                                  128,250,000
Payable for investments purchased                                        2,378,844
Payable for interest on bank loan                                          494,680
Payable to investment manager and administrator                            240,934
Accrued expenses and other liabilities                                     126,002
Total liabilities                                                      131,490,460
----------------------------------------------------------------------------------
NET ASSETS:
Capital Stock -- $0.001 par value; 200,000,000 shares authorized;
  60,211,772 shares issued and outstanding                             683,585,555
Accumulated undistributed net investment income                            862,909
Accumulated net realized loss from investment activities              (374,899,939)
Net unrealized depreciation of investments                             (24,288,267)
Net assets                                                            $285,260,258
----------------------------------------------------------------------------------
Net asset value per share                                                    $4.74
----------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
STATEMENT OF OPERATIONS

                                                                            For the
                                                                       Six Months Ended
                                                                       November 30, 2005
                                                                          (unaudited)
----------------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                                  $22,418,256
EXPENSES:
Interest expense, loan commitment and other fees                            2,848,483
Investment management and administration fees                               1,532,878
Custody and accounting fees                                                    88,919
Reports and notices to shareholders                                            56,864
Professional fees                                                              55,363
Transfer agency fees                                                            8,355
Directors' fees                                                                 7,383
Other expenses                                                                 47,776
                                                                            4,646,021
Net investment income                                                      17,772,235
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                               (7,140,195)
Net change in unrealized appreciation/depreciation of investments          (1,546,964)
Net realized and unrealized loss from investment activities                (8,687,159)
Net increase in net assets resulting from operations                       $9,085,076
----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              15

MANAGED HIGH YIELD PLUS FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE
                                                        SIX MONTHS ENDED          FOR THE
                                                       NOVEMBER 30, 2005        YEAR ENDED
                                                          (UNAUDITED)          MAY 31, 2005
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                     $17,772,235           $28,686,224
-------------------------------------------------------------------------------------------------
Net realized losses from investment activities             (7,140,195)          (29,749,928)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                              (1,546,964)           16,072,749
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        9,085,076            15,009,045
-------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                     (17,123,007)          (30,359,816)
-------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:

Proceeds from shares issued through rights offering
  during the year ended May 31, 2005 (net of
  offering costs of $448,053)                                      --            88,815,162
-------------------------------------------------------------------------------------------------
Proceeds from shares issued through dividends
  reinvested                                                1,307,837             4,101,228
-------------------------------------------------------------------------------------------------
Net increase in net assets from capital stock
  transactions                                              1,307,837            92,916,390
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      (6,730,094)           77,565,619
-------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                       291,990,352           214,424,733
-------------------------------------------------------------------------------------------------
End of period                                            $285,260,258          $291,990,352
-------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income              $862,909              $213,681

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
STATEMENT OF CASH FLOWS

                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               NOVEMBER 30, 2005
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS PROVIDED FROM (USED FOR) OPERATING ACTIVITIES:

Interest and dividends received                                   $23,970,244
--------------------------------------------------------------------------------
Operating expenses paid                                            (1,787,443)
--------------------------------------------------------------------------------
Interest paid                                                      (2,775,385)
--------------------------------------------------------------------------------
Purchase of short-term portfolio investments, net                  (2,343,000)
--------------------------------------------------------------------------------
Purchase of long-term portfolio investments                       (83,181,747)
--------------------------------------------------------------------------------
Sale of long-term portfolio investments                            93,327,750
--------------------------------------------------------------------------------
Net cash provided from operating activities                        27,210,419
--------------------------------------------------------------------------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:

Dividends paid to shareholders                                    (15,815,170)
--------------------------------------------------------------------------------
Decrease in bank loan                                             (12,250,000)
--------------------------------------------------------------------------------
Net cash used for financing activities                            (28,065,170)
--------------------------------------------------------------------------------
Net decrease in cash                                                 (854,751)
--------------------------------------------------------------------------------
Cash at beginning of period                                           854,926
--------------------------------------------------------------------------------
Cash at end of period                                                    $175
--------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations               $9,085,076
--------------------------------------------------------------------------------
Decrease in investments, at value                                  16,474,487
--------------------------------------------------------------------------------
Decrease in receivable for investments sold                           397,137
--------------------------------------------------------------------------------
Decrease in receivable for interest                                   882,765
--------------------------------------------------------------------------------
Decrease in other assets                                               37,193
--------------------------------------------------------------------------------
Increase in payable for investments purchased                         287,761
--------------------------------------------------------------------------------
Decrease in payable to investment manager and administrator           (16,507)
--------------------------------------------------------------------------------
Increase in payable for interest on bank loan                          73,098
--------------------------------------------------------------------------------
Decrease in accrued expenses and other liabilities                    (10,591)
--------------------------------------------------------------------------------
Net cash provided from operating activities                       $27,210,419
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              17

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed High Yield Plus Fund Inc. (the "Fund") was incorporated in Maryland on
April 24, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a closed-end diversified management investment company. The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix"
systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ
Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the
investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the
"Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities
(particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange
("NYSE"), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price.
The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special
"tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the
Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller
(or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions

--------------------------------------------------------------------------------
                                                                              19

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date
("ex-date"). Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S.
generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region. In addition, the Fund's use of leverage creates greater volatility in the Fund's net asset value and market price of its shares.

INVESTMENT MANAGER AND ADMINISTRATOR

The Board has approved an investment management and administration contract
("Management Contract") under which UBS Global AM serves as investment manager and administrator of the Fund. In accordance with the Management Contract, the
Fund pays UBS Global AM an investment management and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.70% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds.
Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended November 30, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

value of $12,991,230. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

BORROWINGS

The Fund has a $175 million committed credit facility (the "Facility"). Under the terms of the Facility, the Fund borrows at prevailing commercial paper rates in effect at the time of borrowing plus facility and administrative fees. In addition, the Fund pays a liquidity fee on the entire amount of the Facility.
The Fund may borrow up to 33 1/3% of its total assets up to the committed amount.
In accordance with the terms of the Facility, the Fund has pledged assets in the amount of $328,617,278 on November 30, 2005 as collateral for the bank loan.

For the six months ended November 30, 2005, the Fund borrowed a daily average balance of $140,740,437 at a weighted average borrowing cost of approximately
3.98%.

PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $83,469,508 and
$92,930,613, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31,
2005 was as follows:

DISTRIBUTIONS PAID FROM:
--------------------------------------------------------------------------------
Ordinary Income                                                      $30,359,816
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending May 31, 2006.

--------------------------------------------------------------------------------
                                                                              21

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At May 31, 2005, the Fund had a net capital loss carryover of $342,697,961. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire as follows:
$13,100,516 in 2007; $50,099,935 in 2008; $71,221,921 in 2009; $71,854,329 in
2010; $95,911,016 in 2011; $27,212,620 in 2012; and $13,297,624 in 2013. The
capital loss carryforward includes $15,498,904 of capital losses from the acquisition of Managed High Yield Fund Inc. on June 2, 2000. These losses may be subject to annual limitations pursuant to section 382 (b) (1) of the Internal
Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At
May 31, 2005 $1,037,133 of capital loss carryforwards expired unutilized. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer
$25,061,783 of net realized capital losses arising after October 31, 2004. Such losses are treated for tax purposes as arising on June 1, 2005.

For federal income tax purposes, which is substantially the same for book purposes, the tax cost of investments and the components of net unrealized depreciation of investments at November 30, 2005 were as follows:

Tax cost of investments                                           $ 428,167,984
--------------------------------------------------------------------------------
Gross unrealized appreciation (from investments having
  an excess of value over cost)                                       8,511,321
--------------------------------------------------------------------------------
Gross unrealized depreciation (from investments having
  an excess of cost over value)                                     (32,799,588)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (24,288,267)
--------------------------------------------------------------------------------

RIGHTS OFFERING

During the year ended May 31, 2005, the Fund issued 16,499,670 shares in connection with a rights offering of the Fund's common stock. Shareholders of record on January 31, 2005, were issued one non-transferable right for each share of common stock owned, entitling shareholders the opportunity to acquire one newly issued share of common stock for every three rights held. The rights offering commenced on January 31, 2005 and expired on February 28, 2005. The subscription price per share was the greater of (i) the net asset value ("NAV")
per share on February 28, 2005 (the "expiration date") or (ii) 95% of the volume weighted average share price of a share on the New York Stock Exchange on the expiration date and the four preceding business days. The subscription price of the offer was $5.41 per share, which was greater than the NAV per share of $5.37 on the expiration date. Offering costs attributed to the rights offering in the amount of $448,053 were charged against additional paid-in-capital.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CAPITAL STOCK

There are 200,000,000 shares of $0.001 par value capital stock authorized and
60,211,772 shares outstanding at November 30, 2005. Transactions in shares of common stock were as follows:

                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005:
  Shares issued through Dividend Reinvestment Plan       264,675    $ 1,307,837
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MAY 31, 2005:
  Shares issued through Dividend Reinvestment Plan       760,466    $ 4,101,228
--------------------------------------------------------------------------------
  Shares issued through rights offering               16,499,670     89,263,215
--------------------------------------------------------------------------------
  Net Increase                                        17,260,136    $93,364,443
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              23

MANAGED HIGH YIELD PLUS FUND INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                     FOR THE SIX
                                     MONTHS ENDED
                                     NOVEMBER 30,                    FOR THE YEARS ENDED MAY 31,
                                         2005     -----------------------------------------------------------------
                                     (UNAUDITED)      2005         2004         2003          2002         2001
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
  OF PERIOD                             $4.87         $5.02        $4.75        $4.98         $6.99        $9.73
-------------------------------------------------------------------------------------------------------------------
Net investment income                    0.30          0.61         0.65         0.66          0.96         1.07
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment activities                 (0.14)        (0.11)       0.23         (0.23)        (1.99)       (2.58)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  operations                             0.16          0.50        0.88          0.43         (1.03)       (1.51)
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                (0.29)        (0.65)      (0.61)        (0.66)        (0.98)       (1.23)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $4.74         $4.87       $5.02         $4.75         $4.98        $6.99
-------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD             $4.83         $5.10       $5.42         $5.04         $5.64        $7.65
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)               0.34%         5.99%      20.92%         3.85%       (13.22)%      (5.55)%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)    $285,260      $291,990    $214,425      $198,229      $200,844     $270,823
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  including interest expense             3.13%*        2.37%       1.82%         2.20%         2.58%        3.11%
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  excluding interest expense             1.21%*        1.22%       1.16%         1.23%         1.18%        1.07%
-------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                    11.99%*       11.89%      12.92%        15.03%        17.22%       13.00%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    20%           44%         53%           37%           40%          54%
-------------------------------------------------------------------------------------------------------------------
Asset coverage++                       $3,224        $3,078      $3,430        $3,550        $3,131       $3,736
-------------------------------------------------------------------------------------------------------------------

++   Per $1,000 of bank loans outstanding.

*    Annualized

(1)  Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
GENERAL INFORMATION (UNAUDITED)

THE FUND

Managed High Yield Plus Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange
("NYSE"). The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. The Fund's investment manager and administrator is UBS Global Asset Management (US) Inc. ("UBS Global
AM"), an indirect wholly-owned asset management subsidiary of UBS AG, which had approximately $50.2 billion in assets under management as of September 30, 2005.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "HYF." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on September 15, 2005. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien,
Richard R. Burt, Meyer Feldberg and William D. White were elected to serve as directors until the next annual meeting of shareholders or until his or her successor is elected and qualified or until he or she resigns or is otherwise removed. The shares were voted as indicated below:

                                                                     SHARES
                                               SHARES VOTED         WITHHOLD
TO VOTE FOR OR WITHHOLD IN THE ELECTION OF         FOR              AUTHORITY
--------------------------------------------------------------------------------
Margo N. Alexander                             50,263,916.454      1,773,090.704
--------------------------------------------------------------------------------
Richard Q. Armstrong                           50,288,842.454      1,748,164.704
--------------------------------------------------------------------------------
David J. Beaubien                              50,287,674.454      1,749,332.704
--------------------------------------------------------------------------------
Richard R. Burt                                50,286,572.454      1,750,434.704
--------------------------------------------------------------------------------
Meyer Feldberg                                 50,277,535.454      1,759,471.704
--------------------------------------------------------------------------------
William D. White                               50,288,800.454      1,748,206.704
--------------------------------------------------------------------------------

The Fund is unaware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005,

--------------------------------------------------------------------------------
                                                                              25

MANAGED HIGH YIELD PLUS FUND INC.
GENERAL INFORMATION (UNAUDITED)

without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR
Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the
Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's
Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the SEC's Public Reference Room may be obtained by calling
1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc., or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the
Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time.
Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

The transfer agent will serve as agent for the shareholders in administering the
Plan. After the Fund declares a dividend or determines to make any other distribution, the transfer agent, as agent for the participants, receives the cash payment. Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
GENERAL INFORMATION (UNAUDITED)

shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The transfer agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the NYSE or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share is equal to or less than the market price per share, plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the transfer agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share (but in no event less than 95% of the then current market price per share) on the date the shares were issued. If, on the dividend payment date, the net asset value per share is greater than the market value per share, plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the transfer agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. The number of outstanding shares purchased with each distribution for a particular shareholder equals the result obtained by dividing the amount of the distribution payable to that shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market.

In the event of a market discount on the dividend payment date, the transfer agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but in no event more than 30 days after the dividend payment date (the "last purchase date"), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the
Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten business days. If, before the transfer agent has completed its open-market purchases, the market price of a share, plus estimated brokerage commissions, exceeds the net asset value per share, the average per share purchase price paid by the transfer agent may exceed the Fund's net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date.
Because of the foregoing difficulty with respect to open-market purchases, the
Plan provides that, if the transfer agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the transfer agent will cease making

--------------------------------------------------------------------------------
                                                                              27

MANAGED HIGH YIELD PLUS FUND INC.
GENERAL INFORMATION (UNAUDITED)

open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last purchase date or the first day during the purchase period on which the net asset value per share equals or is less than the market price per share, plus estimated brokerage commissions. The transfer agent will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the transfer agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. There will be no charge to participants for reinvesting dividends. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of shares in connection with the reinvestment of dividends. The automatic reinvestment of dividends in shares does not relieve participants of any income tax that may be payable on such dividends.

Shareholders who participate in the Plan may receive benefits not available to shareholders who do not participate in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the
Plan will receive shares at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash dividends they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive dividends in shares with a net asset value greater than the value of any cash dividends they would have received on their shares. However, there may be insufficient shares available in the market to distribute dividends in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The
Plan also may be amended or terminated by the transfer agent by at least 30 days written notice to all Plan participants. Additional information regarding the
Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston,
Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND. At a meeting of the board of Managed High Yield Plus Fund Inc. (the
"Fund") on July 20, 2005, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Agreement for the Fund. In
preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to
assist them, including performance and expense information for other investment companies with similar investment objectives to the Fund. The board received and considered a variety of information about UBS Global AM, as well as the advisory and administrative arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the
Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements. In its consideration of the approval of the Advisory and
Administration Agreement, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION
AGREEMENT. The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and
UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS
New York fund complex, including the scope and quality of UBS Global AM's

--------------------------------------------------------------------------------
                                                                              29

MANAGED HIGH YIELD PLUS FUND INC.
BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global
AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. In conducting its review, the board had available UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution. UBS Global AM's soft dollar policies and practices, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the
Advisory and Administration Agreement.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by
Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five-year periods and since inception, ended May 31,
2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the
Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance as compared against the Performance Universe was in the fourth and fifth quintile for the one-, three-, five-year and since inception comparative periods. The board in its review noted that the Fund has underperformed its peer group during these periods but also noted that: (1) the Fund continues to maintain an at or below average risk profile in its peer group; (2) the current portfolio manager assumed responsibility in the 4th quarter of 2000 and that it took her approximately one year to eighteen months to reposition the portfolio to reflect her investment strategies; (3) during the one-year periods ended May 31, 2003, and May 31,

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT  (UNAUDITED)

2004, after the bulk of the transitioning was completed, the Fund either was near the middle of its peer group or outperformed its peer group (i.e., ranked
10 of 29 funds for the one year period ended May 31, 2004, and ranked 14 of 27 for the one year period ended May 31, 2005); and (4) relative underperformance during the year ended May 31, 2005, was attributable in part to sector positioning that favored the automotive industry, which had recently suffered from the downgrades of both Ford Motor Co. and General Motors. Management added that the portfolio manager had expressed signs of optimism that the tide was turning back in favor of the Fund as some of the sectors that had been overweighed (versus a benchmark index) have begun to rebound, including certain auto-related names held by the Fund and pulp and paper companies where input price inflation is finally being passed on in the form of mildly higher pricing power and margin recovery. Based on its review and management's explanation, the board concluded that the Fund's investment performance was satisfactory after taking into consideration its improvement during the initial years following the transition to a new portfolio manager and the reasons for the setbacks encountered during the past year.

MANAGEMENT FEES AND EXPENSE RATIO. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee")
payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the actual fee rate (the "Actual Management Fee")
paid by the Fund.

Additionally, the board received and considered information comparing the Fund's
Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense
Group").

In connection with its consideration of the Fund's management fees, the board also received information on an affiliate of UBS Global AM's standard institutional account fees for accounts of a similar investment type to the
Fund. The board noted that these fees were lower than the Contractual Management
Fee and Actual Management Fee for the Fund, but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons.

The comparative Lipper information showed that the Fund's Contractual Management
Fee and Actual Management Fee were in the third quintile in its

--------------------------------------------------------------------------------
                                                                              31

MANAGED HIGH YIELD PLUS FUND INC.
BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

Expense Group (i.e., fifth out of a possible eight for the periods included in the Lipper report). The board also noted that the Fund's total expenses were in the first quintile in its Expense Group (i.e., second lowest out of a possible eight for the periods included in the Lipper report).

Taking all of the above into consideration, the board determined that the
Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and
Administration Agreement.

ADVISOR PROFITABILITY. The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund.
The board also received profitability information with respect to the UBS New
York Fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints)
would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

In conducting its review, the board noted that the Fund's Contractual Management
Fee did not contain any breakpoints. Further, the board noted that advisory agreements of closed-end funds usually do not contain breakpoints. Management informed the board that the Fund, as a closed-end investment company, was not expected to materially increase in size; thus, UBS Global AM would not benefit from economies of scale. The Board members considered whether economies of scale could be realized because UBS Global AM advises other similar funds, and, based on their experience, the board accepted UBS Global AM's explanation that significant economies of scale would not be realized because the nature of the market in which the Fund invests did not provide significant savings.

OTHER BENEFITS TO UBS GLOBAL AM. The board considered other benefits received by
UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

--------------------------------------------------------------------------------

MANAGED HIGH YIELD PLUS FUND INC.
BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT  (UNAUDITED)

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and
Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The
Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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DIRECTORS

Richard Q. Armstrong                   Richard R. Burt
Chairman
                                       Meyer Feldberg
Margo N. Alexander
                                       William D. White
David J. Beaubien

PRINCIPAL OFFICERS

W. Douglas Beck                        Thomas Disbrow
President                              Vice President and Treasurer

Mark F. Kemper                         Marianne Rossi
Vice President and Secretary           Vice President

INVESTMENT MANAGER
AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

(C) 2006 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                  -------------
                                                              Presorted
UBS GLOBAL ASSET MANAGEMENT (US) INC.                         Standard
51 West 52nd Street                                          US Postage
New York, NY 10019-6114                                         PAID
                                                            Smithtown, NY
                                                             Permit 700
                                                            -------------

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any
"affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities
Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance
Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders

if a vacancy occurs among those board members who are not "interested persons"
as defined in Section 2(a)(19) of the Investment Company Act of 1940, as
amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R.
Burt, care of the Secretary of the registrant at UBS Global Asset Management
(US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the
          Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a)  (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a)  (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of
          2002 is attached hereto as Exhibit EX-99.CERT.

     (a)  (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

     (b)  Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:       /s/ W. Douglas Beck
          --------------------
          W. Douglas Beck
          President

Date:     January 30, 2006
          --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ W. Douglas Beck
          --------------------
          W. Douglas Beck
          President

Date:     January 30, 2006
          --------------------

By:       /s/ Thomas Disbrow
          --------------------
          Thomas Disbrow
          Vice President and Treasurer

Date:     January 30, 2006
          --------------------